Fair values of financial assets and liabilities - Schedule of Level 3 Derivative Assets and Liabilities (Details) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
FINANCIAL INSTRUMENTS (Details) - Schedule of Level 3 Derivative Assets and Liabilities [Line Items]
At 1 January, derivative assets	[1]	£ 24,753	£ 22,051
At 1 January, derivative liabilities	[1]	(24,042)	(18,060)
Exchange and other adjustments		53	(85)	[2]	£ 39
At 31 December, derivative assets		22,356	24,753	[1]	22,051	[1]
At 31 December, derivative liabilities		(20,149)	(24,042)	[1]	(18,060)	[1]
Level 3 £m
FINANCIAL INSTRUMENTS (Details) - Schedule of Level 3 Derivative Assets and Liabilities [Line Items]
At 1 January, derivative assets		553
At 1 January, derivative liabilities		(608)
At 31 December, derivative assets		422	553
At 31 December, derivative liabilities		(444)	(608)
Level 3 £m | Derivative assets £m
FINANCIAL INSTRUMENTS (Details) - Schedule of Level 3 Derivative Assets and Liabilities [Line Items]
At 1 January, derivative assets		553	893
Exchange and other adjustments		(8)	47
(Losses) gains recognised in the income statement within other income		(104)	72
Purchases (additions)		19	48
(Sales) redemptions		(38)	(21)
Transfers out of the level 3 portfolio		0	(486)
At 31 December, derivative assets		422	553		893
Gains (losses) recognised in the income statement within other income		104	(72)
Level 3 £m | Derivative assets £m | Other £m
FINANCIAL INSTRUMENTS (Details) - Schedule of Level 3 Derivative Assets and Liabilities [Line Items]
(Losses) gains recognised in the income statement within other income		72	(222)
Gains (losses) recognised in the income statement within other income		(72)	222
Level 3 £m | Derivative liabilities £m
FINANCIAL INSTRUMENTS (Details) - Schedule of Level 3 Derivative Assets and Liabilities [Line Items]
At 1 January, derivative liabilities		(608)	(944)
Exchange and other adjustments		5	(37)
(Losses) gains recognised in the income statement within other income		111	204
Purchases (additions)		(15)	(46)
(Sales) redemptions		63	38
Transfers out of the level 3 portfolio		0	177
At 31 December, derivative liabilities		(444)	(608)		£ (944)
(Losses) gains recognised in the income statement, within other income, relating to the change in fair value of those assets or liabilities held at 31 December		(111)	(204)
Level 3 £m | Derivative liabilities £m | Other £m
FINANCIAL INSTRUMENTS (Details) - Schedule of Level 3 Derivative Assets and Liabilities [Line Items]
(Losses) gains recognised in the income statement within other income		(76)	(125)
(Losses) gains recognised in the income statement, within other income, relating to the change in fair value of those assets or liabilities held at 31 December		£ 76	£ 125

[1]	1 Restated for presentational changes and for the adoption of IFRS 17; see notes 1 and 54.
[2]	1 Restated for the adoption of IFRS 17; see notes 1 and 54.